Note 5 - Cumulative sales of stock: (Details Narrative) (USD $)	1 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jul. 31, 2010	Jun. 30, 2010	Apr. 30, 2010	Mar. 31, 2010	Jul. 25, 2012	Jul. 11, 2012	Jun. 30, 2012	Jun. 13, 2012	Jun. 06, 2012	May 30, 2012	May 14, 2012	May 03, 2012	Apr. 25, 2012	Apr. 11, 2012	Mar. 23, 2012	Mar. 14, 2012	Feb. 24, 2012	Feb. 09, 2012	Jan. 30, 2012	Jan. 03, 2012	Dec. 31, 2011	Nov. 22, 2011	Nov. 11, 2011	Nov. 08, 2011	Oct. 11, 2011	Sep. 23, 2011	Sep. 21, 2011	Jun. 15, 2011	May 03, 2011	Mar. 23, 2011	Mar. 07, 2011	Jan. 21, 2011	Dec. 20, 2010	Oct. 10, 2010	Mar. 30, 2010	Feb. 18, 2010	Nov. 18, 2009	Aug. 21, 2008	Jul. 14, 2006	Aug. 28, 2005	Aug. 08, 2005
Common Stock
Common shares issued to founder																																											2,000,000
Sale price per shares to founder																																											$ 0.001
Common shares issued, instant	67,277,224								90,389,885														71,724,104											20,000			83,333		200,000	1,500,000	1,100,000	2,000,000
Common shares issued, duration	250,000	65,000	250,000		250,000	4,800,000
Common shares issued to advisors, instant																		50,000										65,000		45,000	20,000	45,000			45,000
Common shares issued to advisors, duration			45,000
Shares granted every three months at market price after initial advisor issuance		65,000
Common shares issued to consultant, instant																										250,000					250,000					250,000
Shares granted every six months at market price after initial advisor issuance																																				250,000
Common shares issued on Sunrise Energy Investments finance agreement draw down																																	751,880
Price per share, instant																		$ 0.06								$ 0.14		$ 0.18		$ 0.25	$ 0.35	$ 0.37	$ 0.40	$ 0.29	$ 0.29	$ 0.26	$ 1.20			$ 0.04	$ 0.002	$ 0.001
Price per share, duration	$ 1.65	$ 0.32	$ 1.65		$ 1.65
Minimum sale price per share						$ 0.95
Maximum sale price per share						$ 1.65
Warrant exercise price per share																																					$ 1.60
Forward stock split ratio																																						8
Adjusted par value per share																																						$ 0.001
Sunrise Energy Investments drawdown notices			$ 200,000	$ 500,000	$ 500,000
Shares issued to JMJ Financial from converting part of convertible debenture							2,100,000	2,000,000		1,400,000	500,000	941,356	600,000	1,200,000	1,300,000	2,000,000	2,000,000		2,000,000	1,800,000		3,500,000		1,000,000	500,000		400,000	200,000	300,000
Decrease in JMJ Financial convertible debenture amount										$ 33,600	$ 16,000	$ 35,395	$ 24,960	$ 49,920	$ 54,080	$ 91,200	$ 93,760		$ 96,000	$ 108,000		$ 123,200		$ 80,000	$ 40,000		$ 44,800	$ 24,000	$ 37,200
Convertible debenture conversion price per share										$ 0.024	$ 0.032	$ 0.0376	$ 0.0416	$ 0.0416	$ 0.0416	$ 0.0456	$ 0.04688		$ 0.048	$ 0.06		$ 0.0352		$ 0.08	$ 0.08		$ 0.112	$ 0.12	$ 0.124
TCA Global financing agreement shares issued																					1,149,425
TCA Global financing issuance price per share																					$ 0.087
Sale Of Stock - Advisor
Common Stock
Common shares issued to advisors, duration				45,000
Shares granted every three months at market price after initial advisor issuance				45,000
Price per share, duration				$ 0.71
Sale Of Stock - Advisor 2
Common Stock
Common shares issued to advisors, duration				20,000
Price per share, duration				$ 0.71
Stock Issued In Agreement - Nevada Alaska Mining Co.
Common Stock
Common shares issued, duration			400,000
Price per share, duration			$ 1.72
Stock Issued For Finders Fee
Common Stock
Common shares issued, duration		300,000
Price per share, duration		$ 0.32